Related Parties - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Other material changes related party transactions	$ 0
Sale of shares from Ghost Beverages LLC Associates [Member]
Disclosure of transactions between related parties [line items]
Associates gross profit	$ (11)	$ 145